Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Derivative financial instruments
Derivative financial instruments
—
Note 6
Derivative financial instruments
The Company is exposed to certain currency,

commodity,

interest rate and equity risks arising from its global
operating, financing and investing activities. The Company uses derivative instruments to reduce and
manage the economic impact of these exposures.
Currency risk
Due to the global nature of the Company’s operations,

many of its subsidiaries are exposed to currency risk
in their operating activities from entering into transactions in currencies other than their functional currency.
To

manage such currency risks, the Company’s policies

require its subsidiaries to hedge their foreign
currency exposures from binding sales and purchase contracts denominated in foreign currencies. For
forecasted foreign currency denominated sales of standard

products and the related foreign currency
denominated purchases, the Company’s policy is to

hedge up to a maximum of
100

percent of the forecasted
foreign currency denominated exposures, depending on the

length of the forecasted exposures. Forecasted
exposures greater than 12

months are not hedged. Forward foreign exchange contracts

are the main
instrument used to protect the Company against the volatility of future cash flows (caused by changes in
exchange rates) of contracted and forecasted sales and

purchases denominated in foreign currencies. In
addition, within its treasury operations, the Company primarily uses foreign exchange swaps and forward
foreign exchange contracts to manage the currency and

timing mismatches arising in its liquidity
management activities.
Commodity risk
Various commodity

products are used in the Company’s

manufacturing activities. Consequently it is exposed
to volatility in future cash flows arising from changes in commodity prices. To

manage the price risk of
commodities, the Company’s policies require that its subsidiaries hedge the commodity price risk exposures
from binding contracts, as well as at least 50

percent (up to a maximum of
100

percent) of the forecasted
commodity exposure over the next 12

months or longer (up to a maximum of
18

months). Primarily swap
contracts are used to manage the associated price risks

of commodities.
Interest rate risk
The Company has issued bonds at fixed rates. Interest

rate swaps and cross-currency interest rate swaps
are used to manage the interest rate and foreign currency

risk associated with certain debt and generally
such swaps are designated as fair value hedges. In addition,

from time to time, the Company uses
instruments such as interest rate swaps, interest rate futures,

bond futures or forward rate agreements to
manage interest rate risk arising from the Company’s

balance sheet structure but does not designate such
instruments as hedges.
Equity risk
The Company is exposed to fluctuations in the fair value of

its warrant appreciation rights (WARs)

issued
under its MIP (Management Incentive Plan) (see Note 18).

A WAR gives its holder the right

to receive cash
equal to the market price of an equivalent listed warrant

on the date of exercise. To

eliminate such risk, the
Company has purchased cash
‑
settled call options,
indexed

to the

shares

of the

Company,

which entitle the
Company to receive amounts equivalent to its obligations

under the outstanding WARs.
Volume of derivative

activity
In general, while the Company’s primary objective in its

use of derivatives is to minimize exposures arising
from its business, certain derivatives are designated and qualify for hedge accounting treatment while others
either are not designated or do not qualify for hedge accounting.
Foreign exchange and interest rate derivatives
The gross notional amounts of outstanding foreign exchange

and interest rate derivatives (whether
designated as hedges or not) were as follows:
Type of derivative Total notional amounts at December 31,
($ in millions) 2021 2020 2019
Foreign exchange contracts

11,276 12,610 15,015
Embedded foreign exchange derivatives

815 1,134 924
Cross-currency interest rate swaps 906 — —
Interest rate contracts

3,541 3,227 5,188
Derivative commodity contracts
The Company uses derivatives to hedge its direct or indirect exposure to the movement in the prices of
commodities which are primarily copper,

silver and aluminum. The following table shows the notional
amounts of outstanding derivatives (whether designated

as hedges or not), on a net basis, to reflect the
Company’s requirements for these commodities:
Total notional amounts at December 31,
Type of derivative Unit 2021 2020 2019
Copper swaps

metric tonnes 36,017 39,390 42,494
Silver swaps

ounces 2,842,533 1,966,677 2,508,770
Aluminum swaps

metric tonnes 7,125 8,112 8,388
Equity derivatives
At December 31, 2021, 2020 and 2019, the Company held 9

million,
22

million and
40

million cash
‑ settled
call options indexed to ABB Ltd shares (conversion ratio 5 :1) with a total fair value of $ 29 million, $
21

million
and $ 26

million, respectively.
Cash flow hedges
As noted above, the Company mainly uses forward foreign

exchange contracts to manage the foreign
exchange risk of its operations, commodity swaps to manage

its commodity risks and cash
‑
settled call
options to hedge its WAR liabilities. The

Company applies cash flow hedge accounting in only

limited cases.
In these cases, the effective portion of the changes

in their fair value is recorded in “Accumulated other
comprehensive loss” and subsequently reclassified into earnings in the same line item and in the same
period as the underlying hedged transaction affects earnings.

In 2021, 2020 and 2019, there were
no
significant amounts recorded for cash flow hedge accounting

activities.
Fair value hedges
To

reduce its interest rate exposure arising primarily from its debt issuance activities, the Company uses
interest rate swaps and cross-currency interest rate swap

s. Where such instruments are designated as fair
value hedges, the changes in the fair value of these instruments,

as well as the changes in the fair value of
the risk component of the underlying debt being hedged,

are recorded as offsetting gains and losses in
“Interest and other finance expense”.
The effect of derivative instruments, designated

and qualifying as fair value hedges, on the Consolidated
Income Statements was as follows:
($ in millions) 2021 2020 2019
Gains (losses) recognized in Interest and other finance expense:
Interest rate contracts Designated as fair value hedges (55) 11 38
Hedged item 56 (11) (38)
Cross-currency Designated as fair value hedges (37) — —
interest rate swaps Hedged item 34 — —
Derivatives not designated in hedge relationships
Derivative instruments that are not designated as hedges

or do not qualify as either cash flow or fair value
hedges are economic hedges used for risk management purposes.

Gains and losses from changes in the fair
values of such derivatives are recognized in the same line

in the income statement as the economically
hedged transaction.
Furthermore, under certain circumstances, the Company

is required to split and account separately for
foreign currency derivatives that are embedded within certain binding sales or purchase contracts
denominated in a currency other than the functional currency of the subsidiary and the counterparty.
The gains (losses) recognized in the Consolidated Income

Statements on derivatives not designated in
hedging relationships were as follows:
($ in millions) Gains (losses) recognized in income
Type of derivative not designated as a hedge Location 2021 2020 2019
Foreign exchange contracts

Total

revenues
3 94 (7)
Total

cost of sales
(53) — (64)
SG&A expenses
(1)
11 (11) 2
Non-order related research and

development (2) (2) 1
Interest and other finance
expense (173) 207 (122)
Embedded foreign exchange contracts

Total

revenues
(7) (34) 17
Total

cost of sales
(2) (1) (6)
Commodity contracts

Total

cost of sales
78 56 12
Other Interest and other finance
expense — 1 —
Total (145) 310 (167)
(1)

SG&A expenses

represent

“Selling,

general and

administrative

expenses”.
The fair values of derivatives included in the Consolidated Balance

Sheets were as follows:
Derivative assets Derivative liabilities
Current in Non-current Current in
Non-current
“Other in “Other “Other in “Other
current non-current current non-current
December 31, 2021 ($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts

— — 3 5
Interest rate contracts

9 20 — —
Cross-currency interest rate swaps — — — 109
Cash-settled call options

29 — — —
Total 38 20 3 114
Derivatives not designated as hedging instruments:
Foreign exchange contracts

108 14 107 7
Commodity contracts

19 — 5 —
Interest rate contracts

1 — 2 —
Embedded foreign exchange derivatives

10 7 16 10
Total 138 21 130 17
Total fair value 176 41 133 131
Derivative assets Derivative liabilities
Current in
Non-current
Current in
Non-current
“Other in “Other “Other in “Other
current non-current current non-current
December 31, 2020 ($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts

— 1 2 4
Interest rate contracts

6 78 — —
Cash-settled call options

10 11 — —
Total 16 90 2 4
Derivatives not designated as hedging instruments:
Foreign exchange contracts

221 22 106 26
Commodity contracts

59 — 7 —
Interest rate contracts 2 — 2 —
Embedded foreign exchange derivatives

10 2 28 16
Total 292 24 143 42
Total fair value 308 114 145 46
Close
‑
out netting agreements provide for the termination, valuation and net settlement of some or all
outstanding transactions between two counterparties on the

occurrence of one or more pre
‑ defined trigger
events.
Although the Company is party to close
‑
out netting agreements with most derivative

counterparties, the fair
values in the tables above and in the Consolidated Balance

Sheets at December 31, 2021 and 2020, have
been presented on a gross basis.
The Company’s netting agreements and other similar

arrangements allow net settlements under certain
conditions. At December 31, 2021 and 2020, information related to these offsetting arrangements was as
follows:
December 31, 2021 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement or

recognized eligible for set-off in collateral collateral Net asset similar arrangement assets case of default received received exposure
Derivatives 200 (104) — — 96
Total 200 (104) — — 96
December 31, 2021 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement or

recognized eligible for set-off in collateral collateral Net liability similar arrangement liabilities case of default pledged pledged exposure
Derivatives 238 (104) — — 134
Total 238 (104) — — 134
December 31, 2020 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement or

recognized eligible for set-off in

collateral
collateral Net asset
similar arrangement assets case of default received received exposure
Derivatives 410 (106) — — 304
Total 410 (106) — — 304
December 31, 2020 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement or

recognized eligible for set-off in

collateral
collateral Net liability
similar arrangement liabilities case of default pledged pledged exposure
Derivatives 147 (106) — — 41
Total 147 (106) — — 41